ACCOUNTS PAYABLE AND ACCRUED EXPENSES	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

11. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

The following table presents our accounts payable and accrued expenses (in thousands):

	At March 31,	At December 31,
	2015	2014
Accounts payable and accrued expenses
Trade accounts payable	$52,226	$48,962
Accrued interest	14,089	3,387
Payroll and related expenses	8,861	10,889
Deferred and unearned revenues	7,497	8,016
Cash access processing and related expenses	4,436	4,414
Accrued taxes	2,150	3,195
Other	24,284	25,805

Total accounts payable and accrued expenses	$113,543	$104,668

11.ACCOUNTS PAYABLE AND ACCRUED EXPENSES

The following table presents our accounts payable and accrued expenses (in thousands):

	At June 30,	At December 31,
	2015	2014
Accounts payable and accrued expenses
Trade accounts payable	$52,169	$48,962
Accrued interest	26,698	3,387
Payroll and related expenses	7,275	10,889
Deferred and unearned revenues	9,308	8,016
Cash access processing and related expenses	3,535	4,414
Accrued taxes	1,999	3,195
Other	15,711	25,805
Total accounts payable and accrued expenses	$116,695	$104,668

12. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

The following table presents our accounts payable and accrued expenses (amounts in thousands):

	At December 31,
	2014	2013
Accounts payable and accrued expenses
Trade accounts payable	$48,962	$35,662
Payroll and related expenses	10,889	4,758
Cash access processing and related expenses	4,414	4,300
Deferred and unearned revenues	8,016	4,270
Accrued taxes	3,195	1,024
Accrued interest	3,387	208
Other	25,805	3,379
Total accounts payable and accrued expenses	$104,668	$53,601